Note 7 - Risk Management - Credit Risk Exposure By Stages and geographic location (Details) - EUR (€)	Dec. 31, 2019		Dec. 31, 2018
Spain [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	€ 197,058,000,000	[1]	€ 195,447,000,000	[2]
Accumulated Value Correction	(5,311,000,000)	[3]	(5,874,000,000)	[4]
Net Amount	191,747,000,000	[5]	189,574,000,000	[6]
Spain [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	173,843,000,000	[1]	172,599,000,000	[2]
Accumulated Value Correction	(712,000,000)	[3]	(713,000,000)	[4]
Net Amount	173,131,000,000	[5]	171,886,000,000	[6]
Spain [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	14,599,000,000	[1]	12,827,000,000	[2]
Accumulated Value Correction	(661,000,000)	[3]	(877,000,000)	[4]
Net Amount	13,939,000,000	[5]	11,951,000,000	[6]
Spain [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	8,616,000,000	[1]	10,021,000,000	[2]
Accumulated Value Correction	(3,939,000,000)	[3]	(4,284,000,000)	[4]
Net Amount	4,677,000,000	[5]	5,737,000,000	[6]
United States [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	57,387,000,000		57,321,000,000
Accumulated Value Correction	(688,000,000)		(658,000,000)
Net Amount	56,699,000,000		56,663,000,000
United States [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	49,744,000,000		50,665,000,000
Accumulated Value Correction	(165,000,000)		(206,000,000)
Net Amount	49,580,000,000		50,459,000,000
United States [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	7,011,000,000		5,923,000,000
Accumulated Value Correction	(342,000,000)		(299,000,000)
Net Amount	6,670,000,000		5,624,000,000
United States [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	632,000,000		733,000,000
Accumulated Value Correction	(182,000,000)		(153,000,000)
Net Amount	450,000,000		580,000,000
Mexico [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	60,099,000,000		52,858,000,000
Accumulated Value Correction	(2,013,000,000)		(1,750,000,000)
Net Amount	58,087,000,000		51,107,000,000
Mexico [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	54,748,000,000		48,354,000,000
Accumulated Value Correction	(697,000,000)		(640,000,000)
Net Amount	54,052,000,000		47,714,000,000
Mexico [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	3,873,000,000		3,366,000,000
Accumulated Value Correction	(404,000,000)		(373,000,000)
Net Amount	3,469,000,000		2,992,000,000
Mexico [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	1,478,000,000		1,138,000,000
Accumulated Value Correction	(912,000,000)		(737,000,000)
Net Amount	566,000,000		401,000,000
Turkey [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	43,113,000,000	[7]	43,718,000,000	[8]
Accumulated Value Correction	(2,613,000,000)	[9]	(2,241,000,000)	[10]
Net Amount	40,500,000,000	[11]	41,479,000,000	[12]
Turkey [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	34,536,000,000	[7]	34,883,000,000	[8]
Accumulated Value Correction	(189,000,000)	[9]	(171,000,000)	[10]
Net Amount	34,347,000,000	[11]	34,712,000,000	[12]
Turkey [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	5,127,000,000	[7]	6,113,000,000	[8]
Accumulated Value Correction	(450,000,000)	[9]	(591,000,000)	[10]
Net Amount	4,677,000,000	[11]	5,523,000,000	[12]
Turkey [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	3,451,000,000	[7]	2,722,000,000	[8]
Accumulated Value Correction	(1,974,000,000)	[9]	(1,479,000,000)	[10]
Net Amount	1,477,000,000	[11]	1,244,000,000	[12]
South America [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	36,265,000,000	[13]	36,098,000,000	[14]
Accumulated Value Correction	(1,769,000,000)	[15]	(1,656,000,000)	[16]
Net Amount	34,497,000,000	[17]	34,442,000,000	[18]
South America [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	31,754,000,000	[13]	31,947,000,000	[14]
Accumulated Value Correction	(366,000,000)	[15]	(338,000,000)	[16]
Net Amount	31,388,000,000	[17]	31,609,000,000	[18]
South America [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	2,742,000,000	[13]	2,436,000,000	[14]
Accumulated Value Correction	(323,000,000)	[15]	(234,000,000)	[16]
Net Amount	2,419,000,000	[17]	2,202,000,000	[18]
South America [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	1,769,000,000	[13]	1,715,000,000	[14]
Accumulated Value Correction	(1,079,000,000)	[15]	(1,084,000,000)	[16]
Net Amount	690,000,000	[17]	631,000,000	[18]
Other [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	839,000,000		783,000,000
Accumulated Value Correction	(8,000,000)		(19,000,000)
Net Amount	832,000,000		763,000,000
Other [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	824,000,000		756,000,000
Accumulated Value Correction	(1,000,000)		0
Net Amount	823,000,000		755,000,000
Other [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	7,000,000		8,000,000
Accumulated Value Correction	(1,000,000)		(1,000,000)
Net Amount	6,000,000		7,000,000
Other [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	9,000,000		19,000,000
Accumulated Value Correction	(6,000,000)		(18,000,000)
Net Amount	2,000,000		1,000,000
Total Member | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	394,763,000,000	[19]	386,225,000,000	[20]
Accumulated Value Correction	(12,402,000,000)	[21]	(12,199,000,000)	[22]
Net Amount	382,360,000,000	[23]	374,027,000,000	[24]
Total Member | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	345,449,000,000	[19]	339,204,000,000	[20]
Accumulated Value Correction	(2,129,000,000)	[21]	(2,070,000,000)	[22]
Net Amount	343,320,000,000	[23]	337,134,000,000	[24]
Total Member | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	33,360,000,000	[19]	30,673,000,000	[20]
Accumulated Value Correction	(2,181,000,000)	[21]	(2,374,000,000)	[22]
Net Amount	31,179,000,000	[23]	28,299,000,000	[24]
Total Member | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	15,954,000,000	[19]	16,348,000,000	[20]
Accumulated Value Correction	(8,093,000,000)	[21]	(7,755,000,000)	[22]
Net Amount	€ 7,861,000,000	[23]	€ 8,593,000,000	[24]

[1]	( *) Spain includes all countries where BBVA, S.A. operates.
[2]	( *) Spain includes all countries where BBVA, S.A. operates.
[3]	( *) Spain includes all countries where BBVA, S.A. operates.
[4]	( *) Spain includes all countries where BBVA, S.A. operates.
[5]	( *) Spain includes all countries where BBVA, S.A. operates.
[6]	( *) Spain includes all countries where BBVA, S.A. operates.
[7]	(**) Turkey includes all countries in which Garanti BBVA operates.
[8]	(**) Turkey includes all countries in which Garanti BBVA operates.
[9]	(**) Turkey includes all countries in which Garanti BBVA operates.
[10]	(**) Turkey includes all countries in which Garanti BBVA operates.
[11]	(**) Turkey includes all countries in which Garanti BBVA operates.
[12]	(**) Turkey includes all countries in which Garanti BBVA operates.
[13]	(***) In South America, BBVA Group operates in Argentina, Colombia, Peru, Uruguay and Venezuela.
[14]	(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
[15]	(***) In South America, BBVA Group operates in Argentina, Colombia, Peru, Uruguay and Venezuela.
[16]	(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
[17]	(***) In South America, BBVA Group operates in Argentina, Colombia, Peru, Uruguay and Venezuela.
[18]	(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
[19]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2019, the remain ed balance was € 433 million). These valuation adjustments are recognized in the income statement during the residual life of the operations or are applied to the value correctio ns when the losses materialize.

[20]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2018 the remained balance was €540 million). These valuation adjustments are recognized in the income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

[21]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2019, the remain ed balance was € 433 million). These valuation adjustments are recognized in the income statement during the residual life of the operations or are applied to the value correctio ns when the losses materialize.

[22]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2018 the remained balance was €540 million). These valuation adjustments are recognized in the income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

[23]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2019, the remain ed balance was € 433 million). These valuation adjustments are recognized in the income statement during the residual life of the operations or are applied to the value correctio ns when the losses materialize.

[24]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2018 the remained balance was €540 million). These valuation adjustments are recognized in the income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.